Annual Operating Expenses - FidelityGrowthIncomePortfolio-AMCIZPro - FidelityGrowthIncomePortfolio-AMCIZPro - Fidelity Growth & Income Portfolio	Jan. 29, 2025
Fidelity Advisor Growth & Income Portfolio - Class C
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.58%
Fidelity Advisor Growth & Income Portfolio - Class M
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.08%
Fidelity Advisor Growth & Income Portfolio - Class I
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.58%
Fidelity Advisor Growth & Income Portfolio - Class Z
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.46%
Fidelity Advisor Growth & Income Portfolio - Class A
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.83%

[1]	A Based on estimated amounts for the current fiscal year.